Business combinations (Details 3 - Textual) € / shares in Units, € in Millions, shares in Millions	Jun. 15, 2021 EUR (€) shares € / shares	Apr. 01, 2019 EUR (€)	Jun. 14, 2021 € / shares	Jun. 10, 2020 € / shares
Business combinations
Business combination, closing share price of acquirer | € / shares			€ 73.89
Trade receivables, gross contractual amounts	€ 120
Revenues of acquiree from the date of control obtained	980
Net income (loss) of acquiree from the date of control obtained	120
Combined revenue of entity and acquiree for the period	5,331	€ 445
Combined net profit (loss) of entity and acquiree for the period	€ 1,243	€ 135
Grubhub Acquisition
Business combinations
Percentage of acquired share capital				100.00%
Number of shares represented by one depositary receipt	0.671
Ordinary share issued in shares | shares	62.8
Total equity consideration on a fully diluted basis	€ 4,640
Business combination, closing share price of acquirer | € / shares	€ 73.89			€ 98.6
Trade receivables, contractual amounts expected to be uncollectable at the date of acquisition	€ 0